Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 1,833,192	$ 2,383,615
1% decrease in the Discount Rate (Loss)	$ (2,101,740)	$ (2,778,376)